Document and Entity Information	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Entity File Number	001-34819
Entity Registrant Name	Green Dot Corporation
Entity Central Index Key	0001386278
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	95-4766827
Entity Address, Address Line One	114 W 7th Street, Suite 240
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	626
Local Phone Number	765-2000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.001 par value
Trading Symbol	GDOT
Security Exchange Name	NYSE